Fair Value Measurements - Carrying Value and Fair Value of Company's Long-Term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Secured Debt 7.125% Senior Secured Notes, due April 2017	Apr. 03, 2012 Secured Debt 7.125% Senior Secured Notes, due April 2017	Dec. 31, 2012 Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2012 Senior Notes 10.25% Senior Notes, due April 2019	Apr. 03, 2012 Senior Notes 10.25% Senior Notes, due April 2019	Dec. 31, 2012 Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2012 Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2010 Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Carrying Value Loans Payable Term Loan Facility (terminated April 2012)	Dec. 31, 2012 Carrying Value Secured Debt 7.125% Senior Secured Notes, due April 2017	Dec. 31, 2012 Carrying Value Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2011 Carrying Value Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2012 Carrying Value Senior Notes 10.25% Senior Notes, due April 2019	Dec. 31, 2012 Carrying Value Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2011 Carrying Value Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2012 Carrying Value Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Carrying Value Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value Loans Payable Term Loan Facility (terminated April 2012)	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Secured Debt 7.125% Senior Secured Notes, due April 2017	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Senior Notes 10.25% Senior Notes, due April 2019	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value Convertible Debt 3.375% Convertible Senior Notes, due June 2038
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure										$ 452,909									$ 442,000
Notes Payable, Fair Value Disclosure											300,000	294,503	293,676	200,000	3,510	3,511				317,100	326,600	291,200	219,600	3,300	2,800
Convertible Debt, Fair Value Disclosures																	$ 67,054	$ 90,180								$ 68,500	$ 84,700
Debt instrument percentage rate	7.125%	7.125%	10.50%	10.25%	10.25%	7.375%	3.375%	3.375%	3.375%